UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08346

MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (98.6%)
Czech Republic (4.2%)
Commercial Banks
Komercni Banka A.S.	11,100	$2,253

Diversified Telecommunication Services
Telefonica O2 Czech Republic A.S.	41,585	971
		3,224
Hungary (7.4%)
Commercial Banks
OTP Bank plc (a)	19,108	668

Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas NyRt (a)	23,861	2,441

Pharmaceuticals
Richter Gedeon Nyrt	11,915	2,578
		5,687
Poland (21.4%)
Beverages
Central European Distribution Corp. (a)	53,865	1,886

Commercial Banks
Bank Handlowy w Warszawie S.A. (a)	25,059	702
Bank Pekao S.A. (a)	25,254	1,468
Bank Zachodni WBK S.A. (a)	17,070	1,230
Powszechna Kasa Oszczednosci Bank Polski S.A.	272,216	3,807
		7,207
Diversified Telecommunication Services
Telekomunikacja Polska S.A.	203,616	1,155

Food & Staples Retailing
Eurocash S.A.	316,901	2,108

Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen S.A. (a)	173,522	2,357

Textiles, Apparel & Luxury Goods
LPP S.A. (a)	2,550	1,647
		16,360
Russia (65.6%)
Beverages
Efes Breweries International N.V. GDR (a)(b)	64,000	1,088
Synergy Co. (a)	73,498	2,223
		3,311
Commercial Banks
Sberbank of Russian Federation	1,476,482	4,326

Diversified Telecommunication Services
Vimpel-Communications OJSC ADR	142,400	2,622

Electric Utilities
RusHydro (a)	19,754,053	1,037
RusHydro ADR (a)	533,707	2,818
		3,855
Food & Staples Retailing
DIXY Group OJSC (a)	152,786	1,681
Magnit OAO GDR	113,761	2,107
X5 Retail Group N.V. GDR (a)	111,898	3,894
		7,682
Food Products
Wimm-Bill-Dann Foods OJSC ADR	138,000	3,094

Independent Power Producers & Energy Traders
OGK-4 OJSC (a)	10,698,537	815

Metals & Mining
Polyus Gold Co.	1,796	88
Polyus Gold Co. ADR	67,209	1,731
		1,819
Oil, Gas & Consumable Fuels
Gazprom OAO ADR	95,522	2,229
LUKOIL OAO ADR	147,220	8,347
Rosneft Oil Co. GDR	673,400	5,340
		15,916
Road & Rail
Globaltrans Investment plc GDR (a)	162,156	2,116

Specialty Retail
M Video (a)	340,819	1,840

Transportation Infrastructure
Novorossiysk Commercial Sea Port GDR	53,729	736

Wireless Telecommunication Services
Mobile Telesystems OJSC ADR	38,931	2,161
		50,293
TOTAL COMMON STOCKS (Cost $54,229)		75,564

SHORT-TERM INVESTMENT (1.7%)
United States (1.7%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $1,313)	1,313,424	1,313
TOTAL INVESTMENTS (100.3%) (Cost $55,542) +		76,877
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(245)
NET ASSETS (100%)		$76,632

(a)	Non-income producing security.
(b)

At March 31, 2010, the Fund held approximately $1,088,000 of fair valued securities, representing 1.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

Third Quarter Report

March 31, 2010 (unaudited)

(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $4,785,000 and $6,095,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $55,542,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $21,335,000 of which $23,943,000 related to appreciated securities and $2,608,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Beverages	$2,974	$2,223	$—	5,197
Commercial Banks	14,454	—	—	14,454
Diversified Telecommunication Services	4,748	—	—	4,748
Electric Utilities	3,855	—	—	3,855
Food & Staples Retailing	9,790	—	—	9,790
Food Products	3,094	—	—	3,094
Independent Power Producers & Energy Traders	815	—	—	815
Metals & Mining	1,731	88	—	1,819
Oil, Gas & Consumable Fuels	20,714	—	—	20,714
Pharmaceuticals	2,578	—	—	2,578
Road & Rail	2,116	—	—	2,116
Specialty Retail	1,840	—	—	1,840
Textiles, Apparel & Luxury Goods	1,647	—	—	1,647
Transportation Infrastructure	736	—	—	736
Wireless Telecommunication Services	2,161	—	—	2,161
Total Common Stocks	73,253	2,311	—	75,564
Short-Term Investments
Investment Company	1,313	—	—	1,313
Total Assets	74,566	2,311	—	76,877

Total	$74,566	$2,311	$—	$76,877

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 —             quoted prices in active markets for identical investments

• Level 2 —             other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —             significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010